UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND
350 Madison Avenue, 20th Floor
New York, New York 10017

May 25, 2017

Re:	ACAP Strategic Fund (the “Fund”) — Semi–Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi–Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2017

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2017

Contents

Statement of Assets and Liabilities	1

Schedule of Investments	2

Schedule of Purchased Options	8

Schedule of Securities Sold, Not Yet Purchased	10

Schedule of Total Return Swap Contracts	15

Schedule of Forward Currency Contracts	22

Statement of Operations	24

Statement of Changes in Net Assets	25

Statement of Cash Flows	26

Notes to Financial Statements	28

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017
Assets
Investments in securities, at fair value (cost $1,793,403,203)	$2,350,978,716
Purchased options, at fair value (cost $41,686,948)	35,543,677
Due from brokers (including British Pounds Sterling of $435,677, with a cost of $458,346,
Australian Dollars of $1,909, with a cost of $1,919, Hong Kong Dollars of $19,269,514,
with a cost of $19,298,335, and Japanese Yen of $13,207,226, with a cost of $13,141,555)	293,199,038
Cash and cash equivalents (including British Pounds Sterling of $44,355, with a cost of $53,640,
Japanese Yen of $2,910,213, with a cost of $2,915,711, Chinese Renminbi of $365,543, with a
cost of $388,294, and Hong Kong Dollars of $833,370, with a cost of $834,989)	40,490,196
Cash received for variation margin	64,470,000
Unrealized appreciation on total return swap contracts	83,240,583
Receivable for investment securities sold	56,916,604
Dividends receivable (net of foreign withholding tax of $194,273)	1,525,172
Interest receivable	809,474
Forward currency contracts at fair value, net	472,670
Other assets	164,744
Total assets	2,927,810,874
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $933,470,346)	921,071,043
Due to brokers (including Swedish Krona of $80,988, with a cost of $83,702, Euros of
$200,041, with a cost of $200,041, and Swiss Francs of $380,087, with a cost of $370,970)	661,116
Due to custodian (Euros of $676,556, with a cost of $679,553)	676,556
Variation margin received	64,470,000
Withdrawals payable	61,985,437
Accrued incentive fees	24,660,175
Unrealized depreciation on total return swap contracts	20,064,318
Payable for investment securities purchased	7,639,191
Management fees payable	2,389,251
Stock loan fee payable	1,640,817
Dividends payable on securities sold, not yet purchased	1,580,809
Distribution and shareholders servicing fees payable	1,076,923
Professional fees payable	167,290
Administration fees payable	28,962
Miscellaneous expenses	230,480
Total liabilities	1,108,342,368
Net Assets	$1,819,468,506
Commitments and Contingencies
Net assets
Represented by:
Shares of beneficial interest - $0 001 par value; unlimited shares authorized;
115,070,836 Class A shares and 16,821,330 Class W shares issued and outstanding	$1,317,819,844
Accumulated net investment gain/(loss)	(94,091,438)
Accumulated net realized gain/(loss) of investment transactions, foreign currency
transactions and total return swap contracts	(31,784,440)
Net unrealized gain/(loss) of investments, foreign currency and total return swap contracts	627,524,540
Net Assets	$1,819,468,506
Class A
Net Assets	$1,639,131,646
Net Asset Value per share	$14.24
Class W
Net Assets	$180,336,860
Net Asset Value per share	$10.72

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		March 31, 2017
Shares		Fair Value
	Investments in Securities—129.21%
	Common Stocks—121.97%
	Canada—0.14%
	Retail–Restaurants—0.14%
44,380	Restaurant Brands International Inc	$2,473,741
	Total Canada (cost $2,438,742)	$2,473,741
	China—12.47%
	E-Commerce / Products—4.85%
527,540	Alibaba Group Holding Ltd ADR * (a)	56,884,638
710,970	JD com Inc ADR *	22,118,277
688,580	Vipshop Holdings Ltd ADR * (a)	9,185,657
		88,188,572
	Entertainment Software—4.41%
282,720	NetEase Inc ADR	80,292,480
	Internet Application Software—1.54%
975,300	Tencent Holdings Ltd	27,960,733
	Internet Content–Information / Networks—0.96%
243,300	SINA Corp *	17,546,796
	Web Portals / ISP—0.71%
74,900	Baidu Inc ADR * (a)	12,921,748
	Total China (cost $168,849,547)	$226,910,329
	France—0.87%
	Entertainment Software—0.87%
370,398	UBISOFT Entertainment *	15,864,194
	Total France (cost $10,107,245)	$15,864,194
	Germany—2.51%
	Athletic Footwear—2.51%
239,650	Adidas AG	45,701,438
	Total Germany (cost $43,451,178)	$45,701,438
	Hong Kong—2.01%
	Energy–Alternate Sources—2.01%
27,130,000	China Everbright International Ltd	36,515,447
	Total Hong Kong (cost $16,734,766)	$36,515,447
	Israel—0.41%
	Electronic Components–Semiconductors—0.41%
325,556	Tower Semiconductor Ltd * (a)	7,504,066
	Total Israel (cost $5,095,563)	$7,504,066

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	Japan—11.81%
	Audio / Video Products—3.74%
2,014,300	Sony Corp	$68,077,302
	Chemicals–Specialty—2.22%
466,200	Shin-Etsu Chemical Co Ltd	40,348,495
	Cosmetics & Toiletries—1.04%
721,100	Shiseido Co Ltd	18,960,989
	Electric Products–Miscellaneous—0.90%
291,400	Mabuchi Motor Co Ltd	16,396,644
	Electronic Components–Miscellaneous—1.09%
700,700	Alps Electric Co Ltd	19,839,437
	Entertainment Software—0.41%
266,176	Square Enix Holdings Co Ltd	7,524,494
	Finance–Other Services—1.61%
2,065,938	Japan Exchange Group Inc	29,386,267
	Metal Products–Distribution—0.80%
794,573	MISUMI Group Inc	14,346,952
	Total Japan (cost $161,324,735)	$214,880,580
	United States—91.75%
	Aerospace / Defense—2.47%
106,510	General Dynamics Corp	19,938,672
105,510	Northrop Grumman Corp	25,094,498
		45,033,170
	Applications Software—4.54%
1,254,340	Microsoft Corp	82,610,832
	Auction House / Art Dealer—1.06%
441,260	KAR Auction Services Inc	19,269,824
	Building Products–Cement / Aggregate—1.99%
76,970	Martin Marietta Materials Inc	16,798,703
161,830	Vulcan Materials Co	19,497,278
		36,295,981
	Coatings / Paint—1.36%
79,880	Sherwin-Williams Co	24,777,977
	Commercial Services–Finance—6.15%
230,170	FleetCor Technologies Inc *	34,854,643
369,940	Global Payments Inc	29,846,759
635,500	PayPal Holdings Inc *	27,339,210
310,540	Vantiv Inc, Class A *	19,911,825
		111,952,437

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Commercial Services—1.97%
283,600	Cintas Corp	$35,886,744
	Computer Aided Design—7.35%
205,360	Aspen Technology Inc * (a)	12,099,811
1,989,233	Cadence Design Systems Inc * (a)	62,461,916
820,440	Synopsys Inc * (a)	59,178,337
		133,740,064
	Computer Software—1.75%
900,220	SS&C Technologies Holdings Inc	31,867,788
	Computers–Integrated Systems—0.59%
276,060	Mercury Systems Inc *	10,780,143
	Data Processing / Management—1.92%
438,990	Fidelity National Information Services Inc	34,952,384
	E-Commerce / Products—1.55%
31,850	Amazon com Inc * (a)	28,236,299
	E-Commerce / Services—0.31%
343,500	Match Group Inc *	5,609,355
	Electronic Components–Semiconductors—5.07%
618,340	Microchip Technology Inc	45,621,125
803,380	Xilinx Inc (a)	46,507,668
		92,128,793
	Enterprise Software / Services—0.06%
71,230	Alteryx Inc *	1,113,325
	Entertainment Software—8.48%
1,204,460	Activision Blizzard Inc (a)	60,054,376
758,230	Electronic Arts Inc *	67,876,750
443,800	Take-Two Interactive Software Inc *	26,304,026
		154,235,152
	Finance–Credit Card—5.48%
449,260	MasterCard Inc, Class A (a)	50,528,272
552,800	Visa Inc, Class A (a)	49,127,336
		99,655,608
	Finance–Other Services—5.30%
244,610	CME Group Inc (a)	29,059,668
1,124,100	Intercontinental Exchange Inc	67,299,867
		96,359,535

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Internet Content–Entertainment—4.16%
532,590	Facebook Inc, Class A *	$75,654,410
	Machinery–Electrical Utilities—0.97%
372,080	BWX Technologies Inc	17,711,008
	Medical–Biomedical / Genetics—4.15%
606,400	Celgene Corp * (a)	75,454,352
	Medical–Wholesale Drug Distribution—1.08%
616,414	Premier Inc, Class A * (a)	19,620,458
	REITS–Diversified—5.74%
431,720	American Tower Corp (a)	52,471,249
129,930	Equinix Inc	52,020,074
		104,491,323
	Resorts / Theme Parks—1.11%
338,325	Six Flags Entertainment Corp	20,126,954
	Retail–Discount—5.92%
178,340	Costco Wholesale Corp (a)	29,905,835
199,710	Dollar General Corp	13,925,778
813,330	Dollar Tree Inc * (a)	63,813,873
		107,645,486
	Retail–Perfume & Cosmetics—1.99%
126,990	Ulta Salon Cosmetics & Fragrance Inc *	36,221,358
	Semiconductor Components–Integrated Circuits—3.03%
672,640	Analog Devices Inc (a)	55,122,847
	Semiconductor Equipment—5.82%
826,940	Applied Materials Inc (a)	32,167,966
280,063	Lam Research Corp (a)	35,948,887
1,215,870	Teradyne Inc (a)	37,813,558
		105,930,411
	Telephone–Integrated—0.38%
210,550	Zayo Group Holdings Inc * (a)	6,927,096
	Total United States (cost $1,254,596,718)	$1,669,411,114
	Total Common Stock (cost $1,662,598,494)	$2,219,260,909
	Short-Term Securities—6.86%
	United States—6.86%
	Dreyfus Treasury & Agency Cash Management, Institutional
124,848,213	Shares, 0 21% (a) (b)	124,848,213
	Total United States (cost $124,848,213)	$124,848,213
	Total Short-Term Securities (cost $124,848,213)	$124,848,213

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2017
Par		Fair Value
	Convertible Bond—0.38%
	United States—0.38%
	E-Commerce / Services—0.38%
4,825,000	Priceline Group Inc, 0 35% Debenture due 06/15/2020	$6,869,594
	Total United States (cost $5,956,496)	$6,869,594
	Total Convertible Bond (cost $5,956,496)	$6,869,594
	Total Investments in Securities (cost $1,793,403,203) †	$2,350,978,716
	Other Liabilities in Excess of Assets—(29.21%) **	$(531,510,210)
	Net Assets—100.00%	$1,819,468,506

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)	The rate shown is the current yield as of March 31, 2017. $105,376,899 is pledged in a collateral account by the Custodian for derivatives related trading.
*	Non-income producing security.
**	Includes $34,194,277 invested in a BNY Mellon Money Market Account, which is 1.88% of net assets.
ADR	American Depositary Receipt
†	At September 30, 2016, the aggregate cost for federal income tax purposes is $1,754,917,081. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$433,241,116
Excess of cost of value	(25,828,167)
$407,412,949

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

March 31, 2017
Percentage of
Investments in Securities – By Industry	Net Assets (%)
Aerospace / Defense	2.47
Applications Software	4.54
Athletic Footwear	2.51
Auction House / Art Dealer	1.06
Audio / Video Products	3.74
Building Products – Cement / Aggregate	1.99
Chemicals – Specialty	2.22
Coatings / Paint	1.36
Commercial Services – Finance	6.15
Commercial Services	1.97
Computer Aided Design	7.35
Computer Software	1.75
Computers – Integrated Systems	0.59
Cosmetics & Toiletries	1.04
Data Processing / Management	1.92
E-Commerce / Products	6.40
E-Commerce / Services	0.69
Electric Products – Miscellaneous	0.90
Electronic Components – Miscellaneous	1.09
Electronic Components – Semiconductors	5.48
Energy – Alternate Sources	2.01
Enterprise Software / Services	0.06
Entertainment Software	14.17
Finance – Credit Card	5.48
Finance – Other Services	6.91
Internet Application Software	1.54
Internet Content – Entertainment	4.16
Internet Content – Information / Networks	0.96
Machinery – Electrical Utilities	0.97
Medical – Biomedical / Genetics	4.15
Medical – Wholesale Drug Distribution	1.08
Metal Products – Distribution	0.80
REITS – Diversified	5.74
Resorts / Theme Parks	1.11
Retail – Discount	5.92
Retail – Perfume & Cosmetics	1.99
Retail – Restaurants	0.14
Semiconductor Components – Integrated Circuits	3.03
Semiconductor Equipment	5.82
Short-Term Securities	6.86
Telephone – Integrated	0.38
Web Portals / ISP	0.71
Total Investments in Securities	129.21%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

		March 31, 2017
Contracts		Fair Value
	Purchased Options—1.95%
	Call Options—1.45%
	United States—1.45%
	Automobile–Cars / Light Trucks—0.04%
35,501	Ford Motor Co, 09/15/2017, $13.00	$674,519
	Beverage–Non-alcoholic—0.03%
10,567	Coca-Cola Co, 05/19/2017, $43.00	507,216
	Computers—0.39%
3,550	Apple Inc, 08/18/2017, $125.00	7,171,000
	Cosmetics & Toiletries—0.16%
3,520	Colgate-Palmolive Co, 05/19/2017, $67.50	2,129,600
3,505	Proctor & Gamble Co, 04/21/2017, $87.50	841,200
		2,970,800
	Diversified Manufacturing Operations—0.07%
7,042	General Electric Co, 04/21/2017, $32.00	14,084
17,691	General Electric Co, 06/16/2017, $32.00	247,674
14,200	General Electric Co, 09/15/2017, $31.00	994,000
		1,255,758
	Electronic Components–Semiconductors—0.12%
7,005	Intel Corp, 04/21/2017, $35.00	826,590
7,100	Intel Corp, 08/18/2017, $37.00	766,800
1,727	Texas Instruments Inc, 04/21/2017, $77.50	561,275
		2,154,665
	Enterprise Software / Services—0.02%
2,123	Workday Inc, 06/16/2017, $92.50	371,525
	Internet Content–Entertainment—0.45%
2,662	Netflix Inc, 08/18/2017, $120.00	8,318,750
	Retail–Discount—0.02%
3,550	Target Corp, 07/21/2017, $60.00	298,200
	Sector Fund–Real Estate—0.10%
10,562	iShares U.S. Real Estate ETF, 06/16/2017, $79.00	1,732,168
	Sector Fund–Utility—0.05%
10,651	Utilities Select Sector SPDR Fund ETF, 09/15/2017, $53.00	990,543
	Total United States (cost $29,387,098)	$26,464,170
	Total Call Options (cost $29,387,098)	$26,464,170
	Put Options—0.50%
	United States—0.50%
	Currency—0.03%
52,808,207	USD / CNH, 02/01/2018, $7.25	548,082
65,673,155	USD / CNH, 06/30/2017, $7.50	19,026
		567,108
	Growth & Income–Large Cap—0.46%
13,901	S&P 500 SPDR ETF Trust, 09/15/2017, $230.00	8,354,500
	Sector Fund–Technology—0.01%
7,077	VanEck Vectors Semiconductor ETF, 05/19/2017, $72.00	176,925
	Total United States (cost $12,299,850)	$9,079,507
	Total Put Options (cost $12,299,850)	$9,079,507
	Total Purchased Options (cost $41,686,948)	$35,543,677

CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

March 31, 2017
Percentage of
Purchased Options – By Industry	Net Assets (%)
Automobile – Cars / Light Trucks	0.04
Beverage – Non-alcoholic	0.03
Computers	0.39
Cosmetics & Toiletries	0.16
Currency	0.03
Diversified Manufacturing Operations	0.07
Electronic Components – Semiconductors	0.12
Enterprise Software / Services	0.02
Growth & Income – Large Cap	0.46
Internet Content – Entertainment	0.45
Retail – Discount	0.02
Sector Fund – Real Estate	0.10
Sector Fund – Technology	0.01
Sector Fund – Utility	0.05
Total Purchased Options	1.95%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		March 31, 2017
Shares		Fair Value
	Securities Sold, Not Yet Purchased—50.62%
	Common Stock—45.72%
	China—0.44%
	Computers—0.33%
9,176,000	Lenovo Group Ltd	$6,045,309
	Metal Processors & Fabrication—0.11%
4,484,000	China Zhongwang Holdings Ltd	2,013,660
	Total China (proceeds $14,114,272)	$8,058,969
	Hong Kong—2.94%
	Casino Hotels—0.31%
304,760	Melco Crown Entertainment Ltd ADR	5,650,250
	Distribution / Wholesale—0.28%
11,726,000	Li & Fung Ltd	5,084,812
	Electric–Integrated—0.78%
1,638,000	Power Assets Holdings Ltd	14,121,598
	Finance–Other Services—0.78%
561,602	Hong Kong Exchanges and Clearing Ltd	14,134,897
	Gas–Distribution—0.79%
7,288,400	Hong Kong & China Gas Co Ltd	14,573,987
	Total Hong Kong (proceeds $54,331,410)	$53,565,544
	India—0.62%
	Computer Services—0.62%
701,200	Infosys Ltd ADR	11,078,960
	Total India (proceeds $11,567,267)	$11,078,960
	Japan—5.35%
	Automobile–Cars / Light Trucks—0.95%
159,950	Toyota Motor Corp ADR	17,373,769
	Electric–Integrated—1.26%
1,216,100	Chubu Electric Power Co Inc	16,272,145
546,521	Kansai Electric Power Co Inc	6,704,606
		22,976,751
	Gas–Distribution—1.63%
4,031,027	Osaka Gas Co Ltd	15,302,202
3,161,561	Tokyo Gas Co Ltd	14,373,569
		29,675,771
	Photo Equipment & Supplies—0.45%
568,000	Nikon Corp	8,227,156
	Retail–Apparel / Shoes—0.46%
26,700	Fast Retailing Co Ltd	8,367,262
	Retail–Consumer Electronics—0.17%
629,355	Yamada Denki Co Ltd	3,134,632
	Retail–Discount—0.43%
518,956	Aeon Co Ltd	7,568,011
	Total Japan (proceeds $98,171,265)	$97,323,352

The accompanying notes are an integral part of these financial statements

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2017
Shares		Fair Value
	Macau—0.56%
	Casino Hotels—0.56%
2,202,100	Sands China Ltd	$10,200,811
	Total Macau (proceeds $8,958,238)	$10,200,811
	Netherlands—2.05%
	Semiconductor Equipment—2.05%
280,390	ASML Holding NV	37,235,792
	Total Netherlands (proceeds $28,602,984)	$37,235,792
	Taiwan—0.38%
	Electronic Components–Miscellaneous—0.19%
896,100	AU Optronics Corp ADR	3,423,102
	Semiconductor Components–Integrated Circuits—0.19%
1,830,500	United Microelectronics Corp ADR	3,532,865
	Total Taiwan (proceeds $7,910,846)	$6,955,967
	United States—33.38%
	Apparel Manufacturers—0.36%
319,520	Hanesbrands Inc	6,633,235
	Appliances—0.41%
44,010	Whirlpool Corp	7,540,233
	Automobile–Cars / Light Trucks—0.62%
963,050	Ford Motor Co	11,209,902
	Beverages–Non-alcoholic – 2.29%
982,390	Coca-Cola Co	41,692,632
	Casino Hotels—0.83%
265,850	Las Vegas Sands Corp	15,172,060
	Commercial Services–Finance—0.39%
348,100	Western Union Co	7,083,835
	Computer Services—0.63%
366,590	Teradata Corp	11,408,281
	Computers—1.26%
159,770	Apple Inc	22,952,558
	Computers–Memory Devices—0.87%
345,710	Seagate Technology PLC	15,878,460
	Cosmetics & Toiletries—2.95%
288,370	Colgate-Palmolive Co	21,105,800
362,890	Proctor & Gamble Co	32,605,667
		53,711,467

The accompanying notes are an integral part of these financial statements

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Diversified Manufacturing Operations—1.47%
895,830	General Electric Co	$26,695,734
	Electric–Integrated—3.82%
284,270	Consolidated Edison Inc	22,076,408
61,920	Dominion Resources Inc	4,803,134
245,210	Duke Energy Corp	20,109,672
62,060	SCANA Corp	4,055,621
369,520	Southern Co	18,394,706
		69,439,541
	Electronic Components–Semiconductors—4.37%
1,384,810	Intel Corp	49,950,097
367,870	Texas Instruments Inc	29,635,607
		79,585,704
	Enterprise Software / Services—0.40%
88,460	Workday Inc	7,366,949
	Food–Retail—0.22%
170,140	Sprouts Farmers Market Inc	3,933,637
	Internet Content–Entertainment—1.84%
226,160	Netflix Inc	33,428,710
	Motorcycle / Motor Scooter—0.47%
141,010	Harley-Davidson Inc	8,531,105
	REITS–Apartments—0.30%
67,870	Camden Property Trust	5,460,820
	REITS–Diversified—0.90%
164,000	Vornado Realty Trust	16,450,840
	REITS–Health Care—0.63%
367,410	HCP Inc	11,492,585
	REITS–Office Property—1.32%
124,500	Boston Properties Inc	16,485,045
70,220	SL Green Realty Corp	7,486,856
		23,971,901
	REITS–Regional Malls—0.34%
267,090	GGP Inc	6,191,146
	REITS–Shopping Centers—0.85%
704,110	Kimco Realty Corp	15,553,790
	REITS–Storage—1.19%
84,330	Extra Space Storage Inc	6,273,309
70,410	Public Storage	15,413,453
		21,686,762

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Rental Automobile / Equipment—0.35%
213,540	Avis Budget Group Inc	$6,316,513
	Retail–Apparel / Shoes—0.92%
729,370	Ascena Retail Group Inc	3,107,116
461,560	Chico’s FAS Inc	6,554,152
106,500	Gap Inc	2,586,885
301,780	Tailored Brands Inc	4,508,593
		16,756,746
	Retail–Bedding—0.64%
295,070	Bed Bath & Beyond Inc	11,643,462
	Retail–Discount—1.28%
420,740	Target Corp	23,220,641
	Retail–Mail Order—0.34%
115,400	Williams-Sonoma Inc	6,187,748
	Retail–Regional Department Store—1.12%
137,820	Dillard’s Inc, Class A	7,199,717
328,080	Kohl’s Corp	13,060,864
		20,260,581
	Total United States (proceeds $623,333,887)	$607,457,578
	Total Common Stock (proceeds $846,990,169)	$831,876,973
	Exchange Traded Funds—4.90%
	United States—4.90%
	Sector Fund–Real Estate—2.08%
482,850	iShares U.S. Real Estate ETF	37,898,897
	Sector Fund–Technology—1.80%
411,060	VanEck Vectors Semiconductor ETF	32,765,593
	Sector Fund–Utility—1.02%
361,130	Utilities Select Sector SPDR Fund ETF	18,529,580
	Total United States (proceeds $86,480,177)	$89,194,070
	Total Exchange Traded Funds (proceeds $86,480,177)	$89,194,070
	Total Securities Sold, Not Yet Purchased (proceeds $933,470,346)	$921,071,043

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

March 31, 2017
Securities Sold,	Percentage of
Not Yet Purchased – By Industry	Net Assets (%)
Apparel Manufacturers	0.36
Appliances	0.41
Automobile – Cars / Light Trucks	1.57
Beverages – Non-alcoholic	2.29
Casino Hotels	1.70
Commercial Services - Finance	0.39
Computer Services	1.25
Computers	1.59
Computers – Memory Devices	0.87
Cosmetics & Toiletries	2.95
Distribution / Wholesale	0.28
Diversified Manufacturing Operations	1.47
Electric – Integrated	5.86
Electronic Components – Miscellaneous	0.19
Electronic Components – Semiconductors	4.37
Enterprise Software / Services	0.40
Finance – Other Services	0.78
Food – Retail	0.22
Gas – Distribution	2.42
Internet Content – Entertainment	1.84
Metal Processors & Fabrication	0.11
Motorcycle / Motor Scooter	0.47
Photo Equipment & Supplies	0.45
REITS – Apartments	0.30
REITS – Diversified	0.90
REITS – Health Care	0.63
REITS – Office Property	1.32
REITS – Regional Malls	0.34
REITS – Shopping Centers	0.85
REITS – Storage	1.19
Rental Automobile / Equipment	0.35
Retail – Apparel / Shoes	1.38
Retail – Bedding	0.64
Retail – Consumer Electronics	0.17
Retail – Discount	1.71
Retail – Mail Order	0.34
Retail – Regional Department Store	1.12
Sector Fund – Real Estate	2.08
Sector Fund – Technology	1.80
Sector Fund – Utility	1.02
Semiconductor Components – Integrated Circuits	0.19
Semiconductor Equipment	2.05
Total Securities Sold, Not Yet Purchased	50.62%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited)

			March 31, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts—3.47%
	Total Return Swap Contracts—3.47%
	Australia—(0.23%)
	Commercial Banks Non-U.S.—(0.18%)
$(7,428,168)	12/23/2019	Australia & New Zealand Banking Group Ltd	$(1,196,526)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
(8,499,334)	12/23/2019	Westpac Banking Corp	(2,154,596)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			(3,351,122)
	Food–Retail—(0.05%)
(19,249,852)	12/23/2019	Wesfarmers Ltd	(2,109,264)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
(10,832,141)	12/23/2019	Woolworths Ltd	1,192,634
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			(916,630)
	Total Australia		$(4,267,752)

	Denmark—(0.10%)
	Commercial Services–Finance—(0.09%)
6,754,749	2/25/2019	Nets A/S (a)	(1,740,771)
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Nets A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.
	Medical–Drugs—(0.01%)
(6,631,847)	2/25/2019	Novo Nordisk A/S, Class B	(94,515)
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Novo Nordisk A/S, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Total Denmark		$(1,835,286)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Japan—0.17%
	Building Products–Doors & Windows—(0.14%)
$(5,945,371)	3/4/2019	Asahi Glass Co Ltd	$(2,536,820)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Electric–Integrated—0.17%
(12,103,814)	3/4/2019	Tokyo Electric Power Co Inc	3,166,677
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Gas–Distribution—0.00%
(2,160,137)	3/4/2019	Osaka Gas Co Ltd	(10,190)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Office Automation & Equipment—0.10%
(20,470,144)	3/4/2019	Ricoh Co Ltd	1,733,657
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.43%*.
	Photo Equipment & Supplies—0.04%
(8,051,391)	3/4/2019	Konica Minolta Holdings Inc	729,374
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Total Japan		$3,082,698

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Luxembourg—(0.03%)
	Retail–Discount—(0.03%)
$7,067,386	12/10/2018	B&M European Value Retail SA	$(631,641)
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Luxembourg		$(631,641)

	South Korea—2.26%
	Electronic Components–Semiconductors—2.26%
62,056,031	3/4/2019	Samsung Electronics Co Ltd	42,314,677
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%*.
(12,034,705)	3/4/2019	SK Hynix Inc	(1,129,026)
		Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			41,185,651
	Total South Korea		$41,185,651

	Spain—0.01%
	Food–Retail—0.04%
(5,930,747)	2/25/2019	Distribuidora Internacional de Alimentacion SA	708,924
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Satellite Telecommunications—(0.03%)
10,666,240	2/25/2019	Cellnex Telecom SAU	(501,544)
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Spain		$207,380

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Switzerland—0.03%
	Retail–Jewelry—0.03%
$(6,901,688)	5/8/2017	Cie Financiere Richemont SA	$(201,467)
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%*.
(6,903,599)	5/8/2017	Swatch Group AG	687,687
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.63%*.
			486,220
	Total Switzerland		$486,220

	Taiwan—(0.34%)
	Computers—(0.07%)
(3,418,621)	3/4/2019	Foxconn Technology Co Ltd	(1,344,742)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Foxconn Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.32%*.
	Computers–Peripheral Equipment—0.03%
(12,349,255)	3/4/2019	Innolux Display Corp	545,809
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%*.
	Electronic Components–Miscellaneous—(0.15%)
(13,295,669)	3/4/2019	AU Optronics Corp	1,010,122
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.78%*.
(18,982,412)	3/4/2019	Hon Hai Precision Industry Co Ltd	(3,743,792)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			(2,733,670)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Taiwan (continued)
	Metal Processors & Fabrications—(0.14%)
$(7,388,883)	3/4/2019	Catcher Technology Co Ltd	$(2,493,674)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.43%*.
	Semiconductor Components–Integrated Circuits—(0.01%)
(3,879,264)	3/4/2019	United Microelectronics Corp	(164,635)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Total Taiwan		$(6,190,912)

	United Kingdom—0.39%
	Food–Retail—0.10%
(6,957,590)	12/10/2018	Tesco PLC	1,771,292
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.39%*.
	Retail–Apparel / Shoes—0.15%
(14,306,397)	12/10/2018	Next PLC	2,829,435
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%*.
	Retail–Major Department Store—0.14%
(13,277,877)	12/10/2018	Marks & Spencer Group PLC	2,574,316
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%*.
	Total United Kingdom		$7,175,043

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	United States—1.31%
	Investment Management & Fund Operators—0.02%
$19,962,940	3/4/2019	Blackstone Group LP	$(11,114)
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Blackstone Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%*.
6,763,405	3/4/2019	KKR & Co LP	371,270
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%*.
			360,156
	Web Portals / ISP—1.29%
57,721,137	3/4/2019	Alphabet Inc, Class A	23,604,708
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%*.
	Total United States		$23,964,864
	Total Total Return Swap Contracts		$63,176,265

*	Financing rate is variable. Rate indicated is as of March 31, 2017.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (continued)

March 31, 2017
Total Return Swap Contracts –	Percentage of
By Industry	Net Assets (%)
Building Products –
Doors & Windows	(0.14)
Commercial Banks Non-U.S.	(0.18)
Commercial Services – Finance	(0.09)
Computers	(0.07)
Computers – Peripheral
Equipment	0.03
Electric – Integrated	0.17
Electronic Components –
Miscellaneous	(0.15)
Electronic Components –
Semiconductors	2.26
Food – Retail	0.09
Gas – Distribution	0.00
Medical – Drugs	(0.01)
Metal Processors & Fabrications	(0.14)
Office Automation & Equipment	0.10
Photo Equipment & Supplies	0.04
Investment Management &
Fund Operators	0.02
Retail – Apparel / Shoes	0.15
Retail – Discount	(0.03)
Retail – Jewelry	0.03
Retail – Major Department Store	0.14
Satellite Telecommunications	(0.03)
Semiconductor Component –
Integrated Circuits	(0.01)
Web Portals / ISP	1.29
Total Total Return
Swap Contracts	3.47%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited)

						March 31, 2017
	Settlement	Currency		Currency		Unrealized
Counterparty	Date	Sold	Contracts	Bought	Contracts	Gain / (Loss)
Forward Currency Contracts—0.03%
Morgan Stanley & Co., Inc.	4/13/2017	CNH	445,526,684	USD	65,232,279	$472,670
Total Forward Currency Contracts						$472,670

CNH	Chinese Renminbi Yuan
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited) (concluded)

Forward Currency Contracts – By Industry	March 31, 2017 Percentage of Net Assets (%)
Currency	0.03
Total Forward Currency Contracts	0.03%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2017
Investment Income
Dividends (net of foreign withholding tax of $244,530)	$10,909,171
Interest	3,637,439
Other	5,292
Total investment income	14,551,902

Expenses
Incentive Fee	24,660,175
Management fees	13,273,545
Dividends on securities sold, not yet purchased	9,482,759
Stock loan fees	8,008,209
Distribution and shareholder servicing fees - Class A Shares	5,997,008
Interest expense	510,612
Administration fees	290,260
Professional fees	231,202
Transfer agent fees	225,655
Custody fees	152,826
Insurance expense	71,605
Registration fees	35,548
Trustees’ fees	22,500
Miscellaneous expense	295,577
Total expenses	63,257,481
Net investment loss	(48,705,579)

Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts

Net realized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts
Investment securities	42,581,506
Forward currency contracts	1,735,480
Foreign currency transactions	1,439,316
Total return swap contracts	(1,174,503)
Purchased options	(10,591,233)
Securities sold, not yet purchased	(17,769,635)
Net realized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts	16,220,931
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts
Investment securities	137,796,000
Foreign currency transactions	76,661
Total return swap contracts	(122,641)
Forward currency contracts	(743,894)
Purchased options	(4,388,848)
Securities sold, not yet purchased	(4,396,201)
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts	128,221,077

Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts	144,442,008

Net increase in net assets resulting from operations	$95,736,429

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
From operations:

Net investment loss	$(48,705,579)	$(76,542,597)
Net realized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts	16,220,931	7,532,358
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts	128,221,077	217,008,965

Net increase/(decrease) in net assets resulting from operations	95,736,429	147,998,726

Distributions to shareholders:

From net realized gain
Class A ($0.15732 and $0.03053 per share, respectively)	(18,767,780)	(3,876,783)
Class W ($0.15732 and $0.03053 per share, respectively)	(2,536,302)	(114,031)
Net decrease in net assets resulting from distributions to shareholders	(21,304,082)	(3,990,814)

From transactions in shares:
Proceeds from sales of shares
Class A	75,193,782	189,609,135
Class W	22,971,922	62,121,307
Total proceeds from sale of shares	98,165,704	251,730,442

Reinvestment of distributions
Class A	17,851,359	3,655,131
Class W	1,878,342	111,618
Total reinvestment of distributions	19,729,701	3,766,749

Payment for shares repurchased
Class A	(117,809,594)	(193,640,463)
Class W	(9,972,778)	(5,939,773)
Total payment for shares repurchased	(127,782,372)	(199,580,236)

Exchange of shares
Class A	(1,340,385)	(84,245,412)
Class W	1,340,385	84,245,412
Total exchange of shares	–	–

Net increase/(decrease) in net assets from transactions in shares	(9,886,967)	55,916,955

Net increase/(decrease) in net assets	64,545,380	199,924,867

Net assets at beginning of period	1,754,923,126	1,554,998,259

Net assets at end of period	$1,819,468,506	$1,754,923,126

Accumulated Undistributed Net Investment Loss	$(94,091,438)	$(45,385,859)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended March 31, 2017
Cash flows from operating activities
Net increase in net assets resulting from operations	$95,736,429
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments	855,145,777
Purchases of investments	(893,264,048)
Proceeds from securities sold short, not yet purchased	1,257,788,165
Cover of securities sold short, not yet purchased	(1,034,555,861)
Purchases of purchased options	(63,383,355)
Proceeds from purchased options	27,354,934
Proceeds from total return swap contracts *	(1,174,503)
Amortization of market premium	187,957
Net payments from foreign currency transactions	3,174,795
Net realized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts	(16,220,931)
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, purchased options and total return swap contracts	(128,221,077)
Net change in unrealized appreciation on foreign currency transactions	76,661
Changes in assets and liabilities related to operations:
Increase in due from broker	(54,318,959)
Decrease in cash received for variation margin	9,130,000
Decrease in receivable for investment securities sold	102,976,985
Decrease in dividends receivable	328,503
Increase in interest receivable	(232,444)
Increase in other assets	(107,188)
Increase in due to brokers	576,716
Decrease in due to custodian	(19,514,840)
Decrease in variation margin received	(9,130,000)
Decrease in payable for investment securities purchased	(108,523,114)
Decrease in accrued incentive fees	(8,349,519)
Increase in management fees payable	146,575
Increase in stock loan fee payable	415,441
Increase in dividends payable on securities sold, not yet purchased	499,289
Increase in distribution and shareholders servicing fees payable	53,579
Decrease in professional fees payable	(45,744)
Decrease in administration fees payable	(253,821)
Decrease in other accrued expenses	(40,506)
Net cash provided by operating activities	16,255,896

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited) (concluded)

For the Six Months Ended
March 31, 2017
Cash flows from financing activities
Net proceeds from sale of shares	$98,165,704
Distributions to shareholders	(1,574,381)
Withdrawals payable	(4,566,490)
Payment for shares repurchased	(127,782,372)
Net cash used in financing activities	(35,757,539)

Net change in cash and cash equivalents	(19,501,643)
Cash and cash equivalents at beginning of period	59,991,839
Cash and cash equivalents at end of period	$40,490,196

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$490,792

Supplemental Disclosure of Non-Cash Financing Activities
Distributions to shareholders	$(21,304,082)
Reinvestment of distributions	$19,729,701
____________________

*	Proceeds from swap contracts reflects net proceeds received by the Fund from swap activity. Note 8 titled “Securities Transactions” in the section of the Financial Statements titled “Notes to Financial Statements” reflects the volume of swap activity.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding Shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon is registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes, i.e., leverage its assets. The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $100,000, subject to reduction at the discretion of an investor’s broker, dealer or other financial intermediary, but not below $50,000 (including a sales load, if applicable). Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,100,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Class A Shares are subject to a front-end sales charge and a distribution and shareholder servicing fee. Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares of the Fund are currently available to investors whose investment in the Fund is made through an asset-based fee program sponsored by a registered broker-dealer or a registered investment adviser (also known as a “wrap fee” program) and whose financial advisor recommends their investment in the Fund. The Adviser (or its affiliates) may also enter into agreements with registered investment advisers to allow them to transact in Class W Shares on behalf of their clients (such registered investment advisers shall be deemed “Selling Agents” as the context requires).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

1. Organization (continued)

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Aggregate cumulative appreciation or depreciation, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance in ASC Topic 946.

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings and does not expect any impact to the Fund’s net assets or results of operations.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Equity securities (including listed warrants and securities sold, not yet purchased) traded or dealt in upon one or more domestic or foreign securities exchange are valued at their last reported composite sales prices as reported on such exchange(s). In the absence of any reported sale for a period of five consecutive business days, the price of a domestic or foreign exchange traded equity security will be deemed “stale” and such security valued at fair value.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Total return swap contracts on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above or below.

Domestic non-exchange traded equity securities and convertible bonds are valued at their last reported sales price. In the absence of any reported sale for a period of five consecutive business days, the price of a domestic non-exchange traded equity security will be deemed “stale” and such security valued at fair value.

Fixed income, municipal bonds and bank debt are valued using the bid prices obtained from two or more independent pricing agents. If two independent pricing agents are not available to provide bids, the bid quoted by a single independent pricing agent believed to be reliable will be used. If market quotations are not readily available, debt securities will be valued at fair value. Money market instruments, presented under short-term securities in the Schedule of Investments, with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded or dealt in upon one or more domestic or foreign securities exchange are valued at their last reported bid price as reported on such exchange(s). In the absence of any reported bid price for a period of five consecutive business days, the price of a domestic or foreign exchange traded option will be deemed “stale” and such security valued at fair value. Non-exchange traded options are valued using the midpoint of bid and ask prices obtained from an independent pricing agent. If an independent pricing agent is not able to obtain bid and ask prices, non-exchange traded options will be valued at fair value.

If market quotations are not readily available, portfolio securities will be valued at fair value.

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the six months ended March 31, 2017, no portfolio securities or liabilities were valued at fair value.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended March 31, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Total Return Swap Contracts and the Schedule of Forward Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of March 31, 2017.

				Balance
	Level 1	Level 2	Level 3	March 31, 2017
Assets
Investment Securities
Common Stocks	$2,219,260,909	$—	$ —	$2,219,260,909
Convertible Bond	—	6,869,594	—	6,869,594
Short-Term Securities	124,848,213	—	—	124,848,213
Forward Currency Contracts	—	472,670	—	472,670
Purchased Options	34,976,569	567,108	—	35,543,677
Total Return Swap Contracts	—	83,240,583	—	83,240,583
Total Assets	$2,379,085,691	$91,149,955	$ —	$2,470,235,646

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$831,876,973	$—	$ —	$831,876,973
Exchange Traded Funds	89,194,070	—	—	89,194,070
Total Return Swap Contracts	—	20,064,318	—	20,064,318
Total Liabilities	$921,071,043	$20,064,318	$ —	$941,135,361

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2017, $34,194,277 in cash equivalents were held in a BNY Mellon Money Market Account. Amounts typically exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Income Taxes (continued)

each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund intends not to be subject to federal income tax on any net capital gain distributed to shareholders.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At March 31, 2017, the Fund had no deferred tax liability.

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

 f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc. and Credit Suisse Securities (USA) LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from broker primarily represents receivables for funds held by the broker which result from proceeds of short sales and cash proceeds from the unwinding of swap positions. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”).

g. Variation Margin

Variation margin cash is paid or received daily from the Fund’s swap counterparty due to appreciation or depreciation in the fair market value of the Fund’s swap instruments.

For the six months ended March 31, 2017, the average daily amount of such variation margin was $59,362,802 and the daily weighted average annualized interest rate was 0.52%. At March 31, 2017, the total amount of such variation margin was $64,470,000.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2017, Management Fees totaled $13,273,545, of which $2,389,251 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

4. Incentive Fee (continued)

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

Fiscal Period means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2017, accrued Incentive Fee amounted to $24,660,175, of which $24,660,175 remained payable at the end of the reporting period.

5. Distribution and Shareholder Servicing Fee

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2017, Distribution and Shareholder Servicing Fees amounted to $5,997,008. At March 31, 2017, $1,076,923 remained payable and is included in the accompanying Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2017, administration fees amounted to $290,260. At March 31, 2017, $28,962 of administration fees remained payable, representing one month’s worth of such fees.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

6. Administration Fee, Related Party Transactions and Other (continued)

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon is the non-managing member of Breakwater. Breakwater (previously defined as the “Underwriter”), an underwriter under the federal securities laws, serves as underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the underwriter’s distribution agreement with the Fund, the Underwriter may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

Each Independent Trustee receives an annual retainer of $30,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8. Securities Transactions

Aggregate purchases and sales of investment securities for the six months ended March 31, 2017, amounted to $893,264,048 and $855,145,777, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased for the six months ended March 31, 2017, amounted to $1,257,788,165 and $1,034,555,861, respectively.

Aggregate purchases and sales of total return swap contracts held long for the six months ended March 31, 2017, amounted to $48,921,442 and $46,279,388, respectively. Aggregate proceeds received and paid for total return swap contracts held short for the six months ended March 31, 2017, amounted to $50,582,493 and $167,795,052, respectively.

Aggregate purchases and sales of purchased options for the six months ended March 31, 2017, amounted to $63,383,355 and $27,354,934, respectively.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

9. Borrowings (continued)

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2017, the average daily amount of such borrowings was $4,375,177 and the daily weighted average annualized interest rate was 13.93%. At March 31, 2017, the total amount of such borrowings was $661,116.

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended		For the Year Ended
	March 31, 2017 Shares		September 30, 2016 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	116,930,806	15,181,835	123,341,156	672,718
Shares sold	5,583,233	2,284,427	14,469,442	6,318,641
Shares reinvested	1,368,969	191,668	271,152	11,062
Shares repurchased	(8,716,998)	(963,046)	(14,586,762)	(587,936)
Shares exchanged *	(95,174)	126,446	(6,564,181)	8,767,350
Net increase (decrease)	(1,859,970)	1,639,495	(6,410,350)	14,509,117
Shares at the end of the period	115,070,836	16,821,330	116,930,806	15,181,835
____________________

*	For the six months ended March 31, 2017 and year ended September 30, 2016, $1,340,385 and $84,245,412 represents the value of Class A and W Shares exchanged, in the aggregate, respectively. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2017, the Adviser and its affiliates own 10,636.588 Class A Shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the additional effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per share. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/(depreciation) on swap contracts is reflected on the Statement of Operations and Schedule of Swap Contracts within these financial statements. The net change in unrealized appreciation/(depreciation) on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund. The SEC recently proposed rules that would change the foregoing process for covering senior securities. The rules have not yet been adopted. While the ultimate impact is not yet clear, these changes, as proposed, could restrict, and/or impose additional costs or other burdens upon, the Fund’s participation in derivatives transactions and short sales.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2017, the fair value of the above-mentioned investments was $6,869,594.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchange and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2017, the fair value of the above-mentioned investments was $(89,194,070).

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk (continued)

include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2017, the fair value of the above-mentioned investments was $124,848,213.

d. Total Return Swaps

The Adviser may use swap contracts to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swap contracts for hedging purposes. A swap contract is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swap contracts generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swap contracts would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swap contracts are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swap contracts is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap contracts defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swap contracts are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2017, the fair value of the above-mentioned investments was $63,176,265.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities (continued)

option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2017, the fair value of the above-mentioned investments was $35,543,677.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Transactions (continued)

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2017, the fair value of the above-mentioned investments was $472,670.

12. Balance Sheet Offsetting

In the normal course of business the Fund has entered into derivative transactions subject to an enforceable master netting agreement. The netting agreement allows the Fund and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Fund posts cash as collateral with the Custodian for the counterparty and is held by the Custodian in a segregated account and its use is restricted.

Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of each total return swap contract’s underlying securities. Variation margin is recorded as a payable or receivable on the Statement of Assets and Liabilities. The variation margin does not represent the initial collateral posted for the swap contracts. The variation margin serves as an indication of appreciation/depreciation as calculated by the swap counterparty and does not represent net unrealized appreciation on total return swap contracts as presented in the Statement of Assets and Liabilities. At March 31, 2017 the total amount of such variation margin was $64,470,000.

In the event of default (i.e., the Fund a) fails to post said collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), then the counterparty has the right to set-off any amounts payable by the Fund with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

The table below presents the derivative contracts that are set-off, if any, as well as any collateral received or delivered, related to those derivative contracts as of March 31, 2017,

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not
		Gross Amounts		Offset in the Statement
		Offset in the	Net Amounts	of Assets and Liabilities
	Gross Amount	Statement of	of Assets Presented		Cash
	of Recognized	Assets and	in the Statement of	Financial	Collateral	Net
	Assets	Liabilities	Assets and Liabilities	Instruments	Received	Amount
Total return swap contracts	$83,240,583	$(20,064,318)	$63,176,265	$—	$—	$—
Forward currency contracts	$472,670	$—	$472,670	$—	$—	$—
Purchased options	$35,543,677	$—	$35,543,677	$—	$—	$—

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts Not
		Gross Amounts	Net Amounts	Offset in the Statement
		Offset in the	of Liabilities	of Assets and Liabilities
	Gross Amount	Statement of	Presented in the		Cash
	of Recognized	Assets and	Statement of Assets	Financial	Collateral	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged (a)	Amount
Total return swap contracts	$20,064,318	$(20,064,318)	$—	$—	$105,376,899	$—
__________________

(a)	Collateral pledged to counterparty is based off of notional exposure. The $105,376,899 pledged to a counterparty related to derivatives trading activities is included in investments in securities under short-term securities.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not	Fair Value
accounted for	on the Statement of
as hedging	Assets and
instruments	Liabilities
Total return swap contracts—Long	$63,405,585
Total return swap contracts—Short	(229,320)
Forward currency contracts	472,670
Purchased options	35,543,677
Total	$99,192,612

Effect of derivative instruments trading activities for the six months ended March 31, 2017:

		Net change in
Derivatives not	Realized gain/(loss)	unrealized gain/(loss)
accounted for	recognized on the	recognized on the
as hedging	Statement of	Statement of
instruments	Operations	Operations
Total return swap contracts—Long	$815,876	$18,432,208
Total return swap contracts—Short	(1,990,379)	(18,554,849)
Forward currency contracts	1,735,480	(743,894)
Purchased options	(10,591,233)	(4,388,848)
Total	$(10,030,256)	$(5,255,383)

13. Federal Income Tax Information

At September 30, 2016, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,754,917,081, and $742,173,658, respectively. For Federal income tax purposes, at September 30, 2016, accumulated net unrealized gain on portfolio investments was $407,412,949, consisting of $433,241,116 gross unrealized gain and $25,828,167 gross unrealized loss. The accumulated net unrealized loss on securities sold, not yet purchased, was $51,336,957, consisting of $42,923,557 gross unrealized gain and $94,260,514 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is primarily attributable to cumulative loss deferrals on wash sales. The difference between book basis and tax basis unrealized loss on securities sold, not yet purchased is primarily attributable to loss deferrals on unsettled short positions, straddles and wash sales.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

During the year ended September 30, 2016, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses and (5) net operating losses. Listed below is a reconciliation of net increase in net assets resulting from operations to taxable gain for the fiscal year ended September 30, 2016.

Net increase in net assets resulting from operations	$147,998,726
Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	(217,008,965)
Book/tax difference due to wash sale losses deferred	11,275,951
Book/tax difference due to unsettled short positions	5,578,170
Current year net operating losses	62,429,347
Current year qualified late-year ordinary loss deferral	44,169,295
Prior year qualified late-year ordinary loss reversal	(28,139,526)
Prior year qualified late-year capital loss reversal	(8,766,101)
Book/tax difference due to straddle loss deferrals	3,689,659
Other book-tax differences	1,216,564
Taxable Gain (1)	$22,443,120
____________________

(1)	The Fund’s taxable gain is an estimate and will not be finally determined until the Fund files its tax return for the year ended September 30, 2016. Therefore, the final taxable income may be different than the estimate.

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss. For the year ended September 30, 2016, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

	Increase Undistributed Net	Decrease Accumulated
Decrease Paid-in-Capital	Investment Income/(Loss)	Realized Gain/(Loss)
$(168,559,491)	$225,400,273	$(56,840,782)

ASC 740 Accounting for Uncertainty in Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s Financial Statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2012 through 2016, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules including the unlimited carryover of future capital losses. In general, the provisions of the Act became effective for the Fund’s fiscal year beginning after October 31, 2011.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

During the years ended September 30, 2016 and September 30, 2015, the tax character of the dividends paid by the Fund was $3,990,814 long-term capital gains and $57,080,054 long-term capital gains, respectively.

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown. Effective November 1, 2012, the Fund’s fiscal year end was changed from October 31 to September 30. Fiscal period end September 30, 2013 was the first since the Fund changed its fiscal year end from October 31 to September 30.

	Class A
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Eleven Months Ended September 30, 2013	For the Year Ended October 31, 2012
Net asset value per Share,
beginning of period	$13.67	$12.56	$12.76	$13.06	$11.33	$11.13
Income from investment operations (a):
Net investment income/(loss)	(0.38)	(0.58)	(0.40)	(0.38)	(0.75)	(0.59)
Net realized and net change
in unrealized gain/(loss)
from investment activities,
foreign currency transactions,
forward currency contracts,
purchased options and total
return swaps	1.11	1.72	0.69	0.14	2.48	0.85
Total income/(loss) from
investment operations	0.73	1.14	0.29	(0.24)	1.73	0.26
Distributions to shareholders:
Realized capital gains	(0.16)	(0.03)	(0.49)	(0.06)	—	(0.06)
Total distributions to
shareholders	(0.16)	(0.03)	(0.49)	(0.06)	—	(0.06)
Net asset value per Share,
end of period	$14.24	$13.67	$12.56	$12.76	$13.06	$11.33
Total return—gross (b) (c) (d)	6.84%	11.20%	2.21%	(1.76%)	19.06%	2.93%
Total return—net (b) (c) (d)	5.43%	9.08%	2.14%	(1.84%)	15.27%	2.38%
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	1,639,132	1,598,802	1,548,684	1,468,900	1,137,349	694,581
Average net assets (dollars in
thousands), end of period	1,607,209	1,634,591	1,596,336	1,408,062	931,507	519,202
Ratio of expenses to average net
assets (d) (e)	5.81%	6.03%	4.02%	3.99%	7.99%	5.68%
Ratio of expenses without
incentive fee to average net
assets (d) (e)	4.43%	4.07%	3.92%	3.97%	4.01%	5.03%
Ratio of incentive fee to average
net assets (c) (d)	1.38%	1.96%	0.10%	0.02%	3.98%	0.65%
Ratio of expenses without
incentive fee, dividend &
interest expense and security
trading related expenses to
average net assets (d) (e)	2.39%	2.44%	2.46%	2.49%	2.50%	2.58%
Ratio of net investment income/
(loss) to average net assets
(d) (e)	(4.17%)	(4.45%)	(3.04%)	(2.87%)	(6.84%)	(4.57%)
Portfolio turnover on investments
in securities (c)	40%	86%	85%	113%	127%	97%
Average debt ratio (e)	0.25%	0.21%	1.35%	0.16%	0.21%	0.03%
Average commission rate paid	$0.04	$0.02	$0.02	$0.02	$0.02	$0.02

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

14. Financial Highlights (continued)

	Class W
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the period April 1, 2015 (date of inception) through September 30, 2015
Net asset value per Share, beginning of period	$10.29	$9.39	$10.00
Income from investment operations (a):
Net investment income/(loss)	(0.25)	(0.40)	0.21
Net realized and net change in unrealized gain/(loss) from
investment activities, foreign currency transactions,
forward currency contracts, purchased options and total
return swaps	0.84	1.33	(0.82)
Total income/(loss) from investment operations	0.59	0.93	(0.61)
Distributions to shareholders:
Realized capital gains	(0.16)	(0.03)	—
Total distributions to shareholders	(0.16)	(0.03)	—
Net asset value per Share, end of period	$10.72	$10.29	$9.39
Total return—gross (b) (c) (d)	7.24%	11.36%	(7.80%)
Total return—net (b) (c) (d)	5.85%	9.92%	(6.10%)
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	180,337	156,121	6,314
Average net assets (dollars in thousands), end of period	167,868	95,122	3,288
Ratio of expenses to average net assets (d) (e)	5.15%	5.62%	0.20%
Ratio of expenses without incentive fee to average
net assets (d) (e)	3.71%	3.34%	3.56%
Ratio of incentive fee to average net assets (c) (d)	1.44%	2.28%	(3.36%)
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average
net assets (d) (e)	1.65%	1.68%	1.70%
Ratio of net investment income/(loss) to average
net assets (d) (e)	(3.49%)	(4.05%)	0.94%
Portfolio turnover on investments in securities (c)	40%	86%	85%
Average debt ratio (e)	0.25%	0.21%	1.35%
Average commission rate paid	$0.04	$0.02	$0.02
____________________

(a)	Per Share amounts presented are based on monthly Shares outstanding throughout the period indicated.
(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	Non-annualized for periods less than one year.
(d)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.
(e)	Annualized for periods of less than one year.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2017 (Unaudited) (continued)

15. Subsequent Events

Subsequent to March 31, 2017, and through May 25, 2017, the Fund had capital subscriptions of $35,782,870 and $6,199,800 in Class A shares and Class W shares, respectively.

ACAP STRATEGIC FUND
Supplemental Information (Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.